CLOSED BLOCKS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Closed Block Liabilities [Abstract]
Closed Block Liabilities, Future Policy Benefits and Policyholder Account Balances	$ 7,942	$ 8,121
Policyholder dividend obligation	373	260
Other liabilities	192	86
Total Closed Block liabilities	8,507	8,467
Assets Designated To Closed Block [Abstract]
Fixed maturities, available for sale, at fair value (amortized cost of $5,416 and $5,575)	5,741	5,686
Mortgage loans on real estate	1,255	1,205
Policy loans	1,026	1,061
Assets Designated To Closed Block Cash And Cash Equivalents	2	30
Assets Designated To Closed Block Other Closed Block Assets	232	207
Total assets designated to the Closed Block	8,256	8,189
Excess of Closed Block liabilities over assets designated to the Closed Block	251	278
Amounts included in accumulated other comprehensive income (loss) [Abstract]
Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder dividend obligation of $(119) and $0	87	62
Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities	338	340
Closed Block Operations Revenue [Abstract]
Premiums and other income	316	354	365
Investment income (loss)	420	438	468
Net investment gains (losses)	(9)	(10)	(23)
Total Revenues	727	782	810
Closed Block Operations Benefits And Expense [Abstract]
Policyholders benefits and dividends	724	757	776
Other operating costs and expenses	0	2	2
Total benefits and other deductions	724	759	778
Net revenues, before income taxes	3	23	32
Income tax (expense) benefit	1	8	11
Net Revenues	2	15	21
Movement In Closed Block Dividend Obligation [Roll Forward]
Balances, beginning of year	260	119
Unrealized investment gains (losses)	113	141
Balances, End of year	$ 373	$ 260	$ 119